Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Document Created Date	dei_DocumentCreationDate	Dec. 06, 2018